Warrants (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended		92 Months Ended	98 Months Ended
	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014	Feb. 20, 2013
Modification Expense				$ 156,477
Stock offering costs paid		247,464	404,151	550,326	221,175	1,598,278	1,845,742
Related party note payable		1,651,157		1,353,961	861,872	1,353,961	1,651,157
Class A Warrants Extended				3,226,032
Gain (Loss) on Sale of Equity Investments				156,477
Replacement Warrants	1,484,851
Replacement Warrants Exercise Price	$ 0.85
Warrants Issued to Vendor								400,000
Warrants Issued to Vendor Exercise Price								$ 0.85
Warrants As Stock Offering Costs To Placement Agent		388,800		1,087,552
WarrantsasstockofferingcoststoplacementagentMember
Stock offering costs paid		$ 247,464	$ 404,151